SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Strategic High Yield Tax-Free Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1998.
A. Gene Caponi, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.
Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
Carol L. Flynn, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus:
Rebecca L. Flinn, Director. Co-Lead Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1998.
■	Joined DWS in 1986.
■	BA, University of Redlands, California.
A. Gene Caponi, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.
■	Joined DWS in 1998.
■	BS, State University of New York, Oswego; MBA, State University of New York at Albany.
Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined DWS in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.
Carol L. Flynn, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined DWS in 1994.
■	Co-Head of Municipal Bonds.
■	BS from Duke University; MBA from University of Connecticut.

Please Retain This Supplement for Future Reference

May 21, 2018
PROSTKR-1053